Goodwill and Intangibles Estimated Future Amortization (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Mortgage Servicing Rights
Finite-Lived Intangible Assets [Line Items]
2014	$ 3,469
2015	3,047
2016	2,611
2017	2,191
2018	1,772
Core Deposit Premium
Finite-Lived Intangible Assets [Line Items]
2014	4,076
2015	3,588
2016	3,158
2017	2,779
2018	2,444
Other
Finite-Lived Intangible Assets [Line Items]
2014	30
2015	30
2016	30
2017	30
2018	$ 30